United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz          290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2009 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
COMMON STOCKS—85.8%

Consumer Discretionary—2.0%
Media—2.0%
The McGraw-Hill Companies, Inc.	90,000	$2,058,300

Financials—63.3%
Capital Markets—20.7%
Bank of New York Mellon Corp.[1]	88,000	2,486,000
The Charles Schwab Corp.	222,000	3,441,000
Federated Investors, Inc.—Class B	217,000	4,830,420
Franklin Resources, Inc.	40,000	2,154,800
Janus Capital Group, Inc.	357,000	2,374,050
SEI Investments Co.	368,000	4,493,280
T. Rowe Price Group, Inc.	32,000	923,520

		20,703,070

Commercial Banks—7.6%
HSBC Holdings plc—ADR (United Kingdom)	42,000	1,185,240
HSBC Holdings plc—Rights (United Kingdom)[2]	17,500	176,993
Societe Generale—ADR (France)	255,100	1,994,882
U.S. Bancorp	292,600	4,274,886

		7,632,001

Consumer Finance—3.7%
American Express Co.	181,900	2,479,297
Capital One Financial Corp.	95,200	1,165,248

		3,644,545

Diversified Financial Services—11.0%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	32,400	1,102,036
JPMorgan Chase & Co.	181,700	4,829,586
Moody’s Corp.	220,000	5,042,400

		10,974,022

Insurance—19.3%
Allianz SE (Germany)	34,500	2,914,299
Brown & Brown, Inc.	124,000	2,344,840
First American Corp.	102,000	2,704,020
Principal Financial Group, Inc.	62,000	507,160
The Progressive Corp.	380,000	5,107,200
Torchmark Corp.	68,500	1,796,755
Willis Group Holdings Ltd. (United Kingdom)	178,000	3,916,000

		19,290,274

Thrifts & Mortgage Finance—1.0%
First Niagara Financial Group, Inc.	91,800	1,000,620

Total Financials		63,244,532

Industrials—5.8%
Professional Services—5.8%
Equifax, Inc.	99,000	2,420,550
Experian plc (Ireland)	540,000	3,383,425

Total Industrials		5,803,975

Information Technology—14.7%
IT Services—14.7%
Automatic Data Processing, Inc.	139,550	4,906,578
Global Payments, Inc.	31,600	1,055,756
Online Resources Corp.*	614,000	2,584,940
Paychex, Inc.	160,000	4,107,200
Redecard S.A. (Brazil)	167,000	2,024,308

Total Information Technology		14,678,782

TOTAL COMMON STOCKS (Identified Cost $140,543,654)		85,785,589

Investment Portfolio - March 31, 2009 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
MUTUAL FUNDS—5.0%
Financial Select Sector SPDR Fund	446,000	3,929,260
iShares S&P U.S. Preferred Stock Index Fund	46,700	1,064,293

TOTAL MUTUAL FUNDS (Identified Cost $6,870,308)		4,993,553

SHORT-TERM INVESTMENTS—11.7%
Dreyfus Cash Management, Inc.—Institutional Shares	5,658,223	5,658,223
Federal Home Loan Bank Discount Note, 4/6/2009	$4,000,000	3,999,786
U.S. Treasury Bill, 6/4/2009	2,000,000	1,999,342

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,657,684)		11,657,351

TOTAL INVESTMENTS—102.5% (Identified Cost $159,071,646)		102,436,493
LIABILITIES, LESS OTHER ASSETS—(2.5%)		(2,491,073)

NET ASSETS—100%		$99,945,420

*	Non-income producing security

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.
[2]	Security has been valued at fair value.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$159,071,646

Unrealized appreciation	$1,400,189
Unrealized depreciation	(58,035,342)

Net unrealized depreciation	$(56,635,153)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$94,265,490	—
Level 2—Other Significant Observable Inputs	8,171,003	—
Level 3—Significant Unobservable Inputs	—	—

Total	$102,436,493	—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - March 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
COMMON STOCKS—87.55%

Financials—0.04%
Insurance—0.04%
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$76,718

Health Care—87.51%
Biotechnology—4.07%
Celera Corp.*	655,000	4,997,650
Cepheid, Inc.*	343,000	2,366,700

		7,364,350

Health Care Equipment & Supplies—51.01%
Abaxis, Inc.*	205,000	3,534,200
Align Technology, Inc.*	675,000	5,352,750
bioMerieux (France)	104,252	8,148,604
Boston Scientific Corp.*	425,000	3,378,750
Covidien Ltd. (Bermuda)	220,000	7,312,800
DENTSPLY International, Inc.	135,000	3,624,750
Dexcom, Inc.*	2,323,200	9,618,048
ev3, Inc.*	514,800	3,655,080
Gen-Probe, Inc.*	127,000	5,788,660
IDEXX Laboratories, Inc.*	97,000	3,354,260
Inverness Medical Innovations, Inc.*	216,000	5,752,080
Inverness Medical Innovations, Inc.*[3,5]	122,000	3,248,860
Micrus Endovascular Corp.*	283,194	1,690,668
Nobel Biocare Holding AG (Switzerland)	242,000	4,130,099
OraSure Technologies, Inc.*	1,246,000	3,152,380
Orthofix International N.V.* (Netherlands Antilles)	200,000	3,704,000
Sirona Dental Systems, Inc.*	293,000	4,195,760
STAAR Surgical Co.*	437,939	437,939
Straumann Holding AG (Switzerland)	22,917	3,552,649
Synthes, Inc.	53,000	5,905,967
Zimmer Holdings, Inc.*	78,000	2,847,000

		92,385,304

Health Care Providers & Services—6.16%
Bio-Reference Laboratories, Inc.*	155,000	3,241,050
Diagnosticos da America S.A. (Brazil)	250,000	2,675,722
Sonic Healthcare Ltd. (Australia)	680,000	5,232,442

		11,149,214

Health Care Technology—6.81%
Eclipsys Corp.*	793,000	8,041,020
Omnicell, Inc.*	550,000	4,301,000

		12,342,020

Life Sciences Tools & Services—14.76%
Caliper Life Sciences, Inc.*	2,578,423	2,552,639
Exelixis, Inc.*	1,050,400	4,831,840
Icon plc—ADR* (Ireland)	188,000	3,036,200
Kendle International, Inc.*	180,000	3,772,800
Luminex Corp.*	295,000	5,345,400

Investment Portfolio - March 31, 2009 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
Pharmaceutical Product Development, Inc. (PPD)	154,000	3,652,880
QIAGEN N.V.* (Netherlands)	222,000	3,543,120

		26,734,879

Pharmaceuticals—4.70%
Mylan, Inc.*	635,000	8,515,350

Total Health Care		158,491,117

TOTAL COMMON STOCKS (Identified Cost $211,049,060)		158,567,835

PREFERRED STOCKS—1.02%
Financials—1.02%
Insurance—1.02%
Avalon HealthCare Holdings, Inc.—Series D*[1,2,3,6] (Identified Cost $2,312,500)	925,000	1,850,000

WARRANTS—0.05%
Financials—0.01%
Insurance—0.01%
Avalon HealthCare Holdings, Inc., 2/27/2014[1,2,3,7]	38,359	20,330

Health Care—0.04%
Life Sciences Tools & Services—0.04%
Caliper Life Sciences, Inc., 8/15/2010[2,3,8]	285,000	59,384
Caliper Life Sciences, Inc., 8/10/2011	401,109	12,033

Total Health Care		71,417

TOTAL WARRANTS (Identified Cost $560,760)		91,747

SHORT-TERM INVESTMENTS—10.40%
Dreyfus Cash Management, Inc.—Institutional Shares	4,839,291	4,839,291
U.S. Treasury Bill, 6/4/2009	$14,000,000	13,995,394

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,836,660)		18,834,685

TOTAL INVESTMENTS—99.02% (Identified Cost $232,758,980)		179,344,267
OTHER ASSETS, LESS LIABILITIES—0.98%		1,781,875

NET ASSETS—100%		$181,126,142

*	Non-income producing security

ADR—American Depository Receipt

[1]	Avalon Healthcare Holdings, Inc. is an affiliated company as defined by the Investment Company Act of 1940.

[2]	Security has been valued at fair value.

[3]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $5,255,292, or 2.90%, of the Series’ net assets as of March 31, 2009.

[4]	This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

Investment Portfolio - March 31, 2009 (unaudited)

[5]	This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

[6]	This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[7]	This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

[8]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$233,394,968

Unrealized appreciation	$7,131,908
Unrealized depreciation	(61,182,609)

Net unrealized depreciation	$(54,050,701)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$163,342,441	$—
Level 2—Other Significant Observable Inputs	13,995,394	—
Level 3—Significant Unobservable Inputs	2,006,432	—

Total	$179,344,267	$—

Investment Portfolio - March 31, 2009 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of 12/31/08	$1,911,387
Realized (loss)	—
Change in unrealized appreciation (depreciation)	(853)
Net purchases (sales)	95,898
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$2,006,432

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
COMMON STOCKS—86.9%

Consumer Discretionary—13.1%
Hotels, Restaurants & Leisure—1.4%
International Game Technology	170,670	$1,573,577

Household Durables—3.0%
Rodobens Negocios Imobiliarios S.A. (Brazil)	797,250	3,437,904

Media—2.1%
Mediacom Communications Corp.—Class A*	578,200	2,330,146

Multiline Retail—1.2%
Nordstrom, Inc.	82,100	1,375,175

Specialty Retail—5.4%
Dick’s Sporting Goods, Inc.*	187,790	2,679,763
Tiffany & Co.	52,160	1,124,570
Tractor Supply Co.*	64,630	2,330,558

		6,134,891

Total Consumer Discretionary		14,851,693

Consumer Staples—8.0%
Beverages—0.6%
National Beverage Corp.*	74,400	682,248

Food & Staples Retailing—2.1%
BJ’s Wholesale Club, Inc.*	76,310	2,441,157

Food Products—4.2%
Dean Foods Co.*	122,070	2,207,026
Sanderson Farms, Inc.	43,020	1,615,401
Tootsie Roll Industries, Inc.	41,715	906,050

		4,728,477

Personal Products—1.1%
Alberto-Culver Co.	53,000	1,198,330

Total Consumer Staples		9,050,212

Energy—4.0%
Energy Equipment & Services—2.8%
Calfrac Well Services Ltd. (Canada)	132,210	710,085
Dril-Quip, Inc.*	54,370	1,669,159
Trican Well Service Ltd. (Canada)	144,080	736,117

		3,115,361

Oil, Gas & Consumable Fuels—1.2%
Edge Petroleum Corp.*	1,138,140	221,141
Forest Oil Corp.*	45,980	604,637
Mariner Energy, Inc.*	70,511	546,460

		1,372,238

Total Energy		4,487,599

Investment Portfolio - March 31, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Financials—7.9%
Capital Markets—4.6%
Federated Investors, Inc.—Class B	113,530	2,527,178
Janus Capital Group, Inc.	247,650	1,646,872
SEI Investments Co.	83,730	1,022,343

		5,196,393

Commercial Banks—1.4%
TCF Financial Corp.	132,480	1,557,965

Insurance—1.1%
First American Corp.	49,090	1,301,376

Thrifts & Mortgage Finance—0.8%
First Niagara Financial Group, Inc.	85,160	928,244

Total Financials		8,983,978

Health Care—14.3%
Biotechnology—0.4%
Medarex, Inc.*	95,520	490,018

Health Care Equipment & Supplies—4.5%
Abaxis, Inc.*	87,380	1,506,431
Inverness Medical Innovations, Inc.*	90,710	2,415,607
OraSure Technologies, Inc.*	436,500	1,104,345

		5,026,383

Health Care Providers & Services—2.2%
Diagnosticos da America S.A. (Brazil)	230,120	2,462,949

Health Care Technology—4.8%
Cerner Corp.*	72,150	3,172,435
Eclipsys Corp.*	226,090	2,292,553

		5,464,988

Life Sciences Tools & Services—2.4%
Exelixis, Inc.*	114,340	525,964
PerkinElmer, Inc.	168,150	2,147,276

		2,673,240

Total Health Care		16,117,578

Industrials—14.2%
Airlines—1.6%
Delta Air Lines, Inc.*	122,070	687,254
JetBlue Airways Corp.*	302,490	1,104,088

		1,791,342

Building Products—1.7%
Owens Corning, Inc.*	213,450	1,929,588

Commercial Services & Supplies—3.1%
Corrections Corp. of America*	99,460	1,274,083
Tomra Systems ASA (Norway)	594,600	2,204,091

		3,478,174

Investment Portfolio - March 31, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Machinery—2.0%
FreightCar America, Inc.	128,590	2,254,183

Road & Rail—4.7%
Heartland Express, Inc.	134,640	1,994,018
Knight Transportation, Inc.	137,200	2,079,952
Old Dominion Freight Line, Inc.*	51,130	1,201,044

		5,275,014

Trading Companies & Distributors—1.1%
Rush Enterprises, Inc.—Class A*	143,130	1,276,720

Total Industrials		16,005,021

Information Technology—18.0%
Communications Equipment—9.4%
BigBand Networks, Inc.*	198,990	1,303,384
Blue Coat Systems, Inc.*	248,700	2,986,887
Infinera Corp.*	258,930	1,916,082
Riverbed Technology, Inc.*	333,100	4,356,948

		10,563,301

Electronic Equipment, Instruments & Components—1.2%
LoJack Corp.*	307,110	1,391,208

IT Services—1.7%
Online Resources Corp.*	448,185	1,886,859

Software—5.7%
Nuance Communications, Inc.*	123,080	1,336,649
TIBCO Software, Inc.*	478,190	2,806,975
UbiSoft Entertainment S.A.* (France)	128,160	2,342,594

		6,486,218

Total Information Technology		20,327,586

Materials—7.4%
Chemicals—5.0%
Calgon Carbon Corp.*	201,650	2,857,380
The Scotts Miracle-Gro Co.—Class A	80,530	2,794,391

		5,651,771

Containers & Packaging—2.4%
Bemis Co., Inc.	130,720	2,741,198

Total Materials		8,392,969

TOTAL COMMON STOCKS (Identified Cost $128,910,509)		98,216,636

SHORT-TERM INVESTMENTS—13.9%
Dreyfus Cash Management, Inc.—Institutional Shares	5,700,537	5,700,537
U.S. Treasury Bill, 6/4/2009	$10,000,000	9,996,710

Investment Portfolio - March 31, 2009 (unaudited)

Small Cap Series	Value
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,698,759)	15,697,247

TOTAL INVESTMENTS—100.8% (Identified Cost $144,609,268)	113,913,883
LIABILITIES, LESS OTHER ASSETS—(0.8%)	(858,585)

NET ASSETS—100%	$113,055,298

*	Non-income producing security

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$144,609,268

Unrealized appreciation	$4,768,951
Unrealized depreciation	(35,464,336)

Net unrealized depreciation	$(30,695,385)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$103,917,173	—
Level 2—Other Significant Observable Inputs	9,996,710	—
Level 3—Significant Unobservable Inputs	—	—

Total	$113,913,883	—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - March 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain securitytypes invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Technology Series	Shares	Value
COMMON STOCKS—93.8%

Consumer Discretionary—2.4%
Hotels, Restaurants & Leisure—2.4%
International Game Technology	320,000	$2,950,400

Health Care—4.6%
Health Care Technology—4.6%
Cerner Corp.*	87,000	3,825,390
Eclipsys Corp.*	177,000	1,794,780

Total Health Care		5,620,170

Information Technology—82.3%
Communications Equipment—30.4%
BigBand Networks, Inc.*	750,000	4,912,500
Blue Coat Systems, Inc.*	347,000	4,167,470
Cisco Systems, Inc.*	287,600	4,823,052
Corning, Inc.	160,000	2,123,200
Infinera Corp.*	522,000	3,862,800
Juniper Networks, Inc.*	267,800	4,033,068
Nokia—ADR (Finland)	241,000	2,812,470
Plantronics, Inc.	375,000	4,526,250
Riverbed Technology, Inc.*	468,000	6,121,440

		37,382,250

Computers & Peripherals—2.8%
EMC Corp.*	303,000	3,454,200

Electronic Equipment, Instruments & Components—3.0%
LoJack Corp.*	819,400	3,711,882

Internet Software & Services—7.3%
comScore, Inc.*	240,935	2,912,904
Google, Inc.—Class A*	10,000	3,480,600
Vocus, Inc.*	195,000	2,591,550

		8,985,054

Semiconductors & Semiconductor Equipment—16.6%
ASML Holding N.V.—NY Shares (Netherlands)	231,000	4,044,810
KLA-Tencor Corp.	180,000	3,600,000
Lam Research Corp.*	190,000	4,326,300
Netlogic Microsystems, Inc.*	140,000	3,847,200
Tokyo Electron Ltd. (Japan)	125,000	4,597,353

		20,415,663

Software—22.2%
Amdocs Ltd.* (Guernsey)	251,000	4,648,520
Autodesk, Inc.*	191,000	3,210,710
Intuit, Inc.*	140,000	3,780,000
Microsoft Corp.	230,400	4,232,448
Nuance Communications, Inc.*	355,000	3,855,300
Salesforce.com, Inc.*	122,000	3,993,060
SAP AG—ADR (Germany)	102,000	3,599,580

		27,319,618

Investment Portfolio - March 31, 2009 (unaudited)

Technology Series	Shares	Value
Total Information Technology		101,268,667

Telecommunication Services—4.5%
Wireless Telecommunication Services—4.5%
American Tower Corp.—Class A*	42,000	1,278,060
Crown Castle International Corp.*	120,000	2,449,200
SBA Communications Corp.—Class A*	78,000	1,817,400

Total Telecommunication Services		5,544,660

TOTAL COMMON STOCKS
(Identified Cost $147,162,265)		115,383,897

SHORT-TERM INVESTMENTS—4.4%
Dreyfus Cash Management, Inc.—Institutional Shares
(Identified Cost $5,474,029)	5,474,029	5,474,029

TOTAL INVESTMENTS—98.2%
(Identified Cost $152,636,294)		120,857,926
OTHER ASSETS, LESS LIABILITIES—1.8%		2,219,882

NET ASSETS—100%		$123,077,808

*	Non-income producing security

ADR—American Depository Receipt

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$152,636,294

Unrealized appreciation	$5,177,340
Unrealized depreciation	(36,955,708)

Net unrealized depreciation	$(31,778,368)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investment Portfolio - March 31, 2009 (unaudited)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$120,857,926	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$120,857,926	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
COMMON STOCKS—88.42%
Consumer Discretionary—7.89%
Auto Components—0.87%
Hankook Tire Co. Ltd. (South Korea)	143,000	$1,364,958

Household Durables—2.25%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	627,000	633,257
Klabin Segall S.A. (Brazil)	140,000	83,312
LG Electronics, Inc. (South Korea)	26,000	1,718,418
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	1,116,861

		3,551,848

Media—2.63%
Impresa S.A. (SGPS)* (Portugal)	338,000	314,297
Reed Elsevier plc—ADR (United Kingdom)	48,131	1,376,065
Societe Television Francaise 1 (France)	86,800	680,411
Wolters Kluwer N.V. (Netherlands)	105,037	1,703,665
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.—ADR (Portugal)	13,275	70,677

		4,145,115

Multiline Retail—0.74%
PPR (France)	18,300	1,173,666

Specialty Retail—0.81%
KOMERI Co. Ltd. (Japan)	67,000	1,280,156

Textiles, Apparel & Luxury Goods—0.59%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	937,269

Total Consumer Discretionary		12,453,012

Consumer Staples—19.47%
Beverages—2.08%
Diageo plc (United Kingdom)	130,000	1,466,803
Kirin Holdings Co. Ltd. (Japan)	173,000	1,821,421

		3,288,224

Food & Staples Retailing—6.73%
Carrefour S.A. (France)	132,332	5,168,189
Casino Guichard-Perrachon S.A. (France)	27,300	1,777,715
President Chain Store Corp. (Taiwan)	495,000	1,134,390
Tesco plc (United Kingdom)	533,000	2,549,310

		10,629,604

Food Products—8.59%
Cadbury plc (United Kingdom)	657,920	4,974,089
Groupe Danone (now known as Danone S.A.) (France)	31,952	1,556,025
Nestle S.A. (Switzerland)	84,000	2,840,601
Suedzucker AG (Germany)	72,400	1,393,584
Unilever plc—ADR (United Kingdom)	148,000	2,801,640

		13,565,939

Household Products—2.07%
Kao Corp. (Japan)	47,000	911,317
Reckitt Benckiser Group plc (United Kingdom)	62,500	2,348,256

		3,259,573

Total Consumer Staples		30,743,340

Energy—8.04%
Oil, Gas & Consumable Fuels—8.04%

Investment Portfolio - March 31, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
BP plc (United Kingdom)	205,000	1,386,645
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	182,300	4,466,350
Royal Dutch Shell plc—Class B (Netherlands)	70,500	1,548,439
Royal Dutch Shell plc—Class B—ADR (Netherlands)	70,100	3,057,061
Total S.A. (France)	45,160	2,245,132

Total Energy		12,703,627

Financials—12.39%
Capital Markets—0.63%
Daiwa Securities Group, Inc. (Japan)	79,000	341,639
Nomura Holdings, Inc. (Japan)	63,000	315,095
OSK Holdings Berhad (Malaysia)	1,337,000	341,315

		998,049

Commercial Banks—5.34%
BNP Paribas (France)	26,000	1,074,828
The Chugoku Bank Ltd. (Japan)	137,000	1,741,396
Commerzbank AG (Germany)	62,500	341,646
Credit Agricole S.A. (France)	57,900	639,308
The Hachijuni Bank Ltd. (Japan)	244,000	1,407,740
Hong Leong Financial Group Berhad (Malaysia)	653,000	838,880
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	817,622
Royal Bank of Scotland Group plc (United Kingdom)	254,302	89,381
Royal Bank of Scotland Group plc—Rights (United Kingdom)	108,986	—
Societe Generale (France)	14,140	554,112
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	930,898

		8,435,811

Diversified Financial Services—0.23%
ING Groep N.V. (Netherlands)	65,395	360,511

Insurance—4.59%
Allianz SE (Germany)	32,620	2,755,491
AXA S.A. (France)	44,892	539,689
Muenchener Rueckver AG (Germany)	32,400	3,959,670

		7,254,850

Real Estate Investment Trusts (REITS)—0.78%
Alstria Office REIT AG (Germany)	250,000	1,228,762

Real Estate Management & Development—0.34%
IOI Properties Berhad* (Malaysia)	744,000	508,526
OSK Property Holdings Berhad (Malaysia)	243,091	23,355

		531,881

Thrifts & Mortgage Finance—0.48%
Aareal Bank AG (Germany)	92,000	763,825

Total Financials		19,573,689

Health Care—10.56%
Health Care Equipment & Supplies—0.70%
Straumann Holding AG (Switzerland)	7,114	1,102,829

Pharmaceuticals—9.86%
AstraZeneca plc (United Kingdom)	22,300	784,112
AstraZeneca plc—ADR (United Kingdom)	37,000	1,311,650
Bayer AG (Germany)	107,350	5,219,264
GlaxoSmithKline plc (United Kingdom)	138,000	2,152,971
Novartis AG—ADR (Switzerland)	49,000	1,853,670
Sanofi-Aventis (France)	21,083	1,186,915

Investment Portfolio - March 31, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
Shire plc (United Kingdom)	170,000	2,104,697
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	961,908

		15,575,187

Total Health Care		16,678,016

Industrials—8.91%
Airlines—1.14%
Deutsche Lufthansa AG (Germany)	164,800	1,797,325

Commercial Services & Supplies—2.02%
Taiwan Secom (Taiwan)	627,210	853,731
Tomra Systems ASA (Norway)	628,780	2,330,791

		3,184,522

Electrical Equipment—0.67%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,064,150

Industrial Conglomerates—3.68%
Siemens AG (Germany)	92,300	5,301,680
Sonae (Portugal)	669,100	454,191
Sonae Capital S.A. (SGPS)* (Portugal)	83,637	55,551

		5,811,422

Machinery—0.66%
FANUC Ltd. (Japan)	15,500	1,038,345

Transportation Infrastructure—0.74%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,172,890

Total Industrials		14,068,654

Information Technology—4.30%
Communications Equipment—0.35%
D-Link Corp. (Taiwan)	787,374	558,512

Electronic Equipment, Instruments & Components—0.95%
KEYENCE Corp. (Japan)	5,445	1,017,808
Yageo Corp. (Taiwan)	2,690,000	478,416

		1,496,224

Semiconductors & Semiconductor Equipment—1.61%
Hynix Semiconductor, Inc.* (South Korea)	66,000	589,414
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	218,473	1,955,333

		2,544,747

Software—1.39%
SAP AG (Germany)	61,400	2,192,420

Total Information Technology		6,791,903

Materials—3.59%
Chemicals—0.01%
Arkema (France)	1,129	17,847

Construction Materials—0.80%
Taiwan Cement Corp. (Taiwan)	1,518,827	1,252,064

Metals & Mining—2.78%
Antofagasta plc—ADR (United Kingdom)	303,800	4,393,677

Total Materials		5,663,588

Telecommunication Services—7.01%

Investment Portfolio - March 31, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
Diversified Telecommunication Services—5.29%
France Telecom S.A. (France)	124,500	2,836,349
France Telecom S.A.—ADR (France)	31,000	702,460
Portugal Telecom S.A. (SGPS)—ADR (Portugal)	94,250	724,783
Swisscom AG—ADR (Switzerland)	85,000	2,378,300
Telefonica S.A.—ADR (Spain)	18,250	1,088,065
Telenor ASA—ADR (Norway)	36,250	622,050

		8,352,007

Wireless Telecommunication Services—1.72%
Digi.com Berhad (Malaysia)	227,000	1,320,999
SK Telecom Co. Ltd.—ADR (South Korea)	91,000	1,405,950

		2,726,949

Total Telecommunication Services		11,078,956

Utilities—6.26%
Electric Utilities—2.32%
E.ON AG (Germany)	131,211	3,669,007

Multi-Utilities—2.01%
GDF Suez (France)	41,370	1,420,601
National Grid plc (United Kingdom)	229,000	1,759,239

		3,179,840

Water Utilities—1.93%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	1,493,651
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	182,000	1,550,022

		3,043,673

Total Utilities		9,892,520

TOTAL COMMON STOCKS
(Identified Cost $179,700,047)		139,647,305

SHORT-TERM INVESTMENTS—11.19%
Dreyfus Cash Management, Inc.—Institutional Shares	2,670,134	2,670,134
U.S. Treasury Bill, 5/7/2009	$15,000,000	14,997,636

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $17,668,029)		17,667,770

TOTAL INVESTMENTS—99.61%
(Identified Cost $197,368,076)		157,315,075
OTHER ASSETS, LESS LIABILITIES—0.39%		610,445

NET ASSETS—100%		$157,925,520

*	Non-income producing security

ADR—American Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom—18.68%; Germany—18.12%; France—14.25%.

Investment Portfolio - March 31, 2009 (unaudited)

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$197,425,434

Unrealized appreciation	$13,466,998
Unrealized depreciation	(53,577,357)

Net unrealized depreciation	$(40,110,359)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$134,852,735	$—
Level 2—Other Significant Observable Inputs	22,462,340	—
Level 3—Significant Unobservable Inputs	—	—

Total	$157,315,075	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financialstatements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
COMMON STOCKS—90.4%

Consumer Discretionary—7.6%
Automobiles—0.7%
Suzuki Motor Corp. (Japan)	601,700	$9,903,701

Hotels, Restaurants & Leisure—0.7%
Club Mediterranee S.A.* (France)	852,070	10,243,539

Leisure Equipment & Products—0.9%
Sankyo Co. Ltd. (Japan)	277,900	11,989,825

Media—4.3%
Grupo Televisa S.A.—ADR (Mexico)	2,236,750	30,509,270
Societe Television Francaise 1 (France)	3,661,000	28,697,991

		59,207,261

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG (Germany)	418,650	13,936,648

Total Consumer Discretionary		105,280,974

Consumer Staples—16.5%
Beverages—4.7%
Carlsberg A/S—Class B (Denmark)	909,500	37,319,144
Heineken N.V. (Netherlands)	991,440	28,184,243

		65,503,387

Food & Staples Retailing—2.3%
Carrefour S.A. (France)	811,890	31,708,134

Food Products—7.3%
Cadbury plc (United Kingdom)	2,263,470	17,112,568
Nestle S.A. (Switzerland)	898,750	30,392,741
Unilever plc—ADR (United Kingdom)	2,830,920	53,589,316

		101,094,625

Personal Products—2.2%
L’Oreal S.A. (France)	206,310	14,196,334
Natura Cosmeticos S.A. (Brazil)	1,736,920	17,024,662

		31,220,996

Total Consumer Staples		229,527,142

Energy—3.9%
Energy Equipment & Services—3.9%
Calfrac Well Services Ltd. (Canada)	2,509,720	13,479,416
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	2,495,740	29,002,422
Trican Well Service Ltd. (Canada)	2,249,280	11,491,760

Total Energy		53,973,598

Financials—5.0%
Commercial Banks—1.3%
Societe Generale (France)	482,240	18,897,807

Diversified Financial Services—0.8%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	326,290	11,098,255

Insurance—2.9%
Allianz SE (Germany)	324,570	27,417,216
Willis Group Holdings Ltd. (United Kingdom)	569,380	12,526,360

		39,943,576

Total Financials		69,939,638

Investment Portfolio - March 31, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Health Care—19.4%
Health Care Equipment & Supplies—6.6%
Covidien Ltd. (Bermuda)	801,000	26,625,240
Nobel Biocare Holding AG (Switzerland)	1,826,300	31,168,597
Straumann Holding AG (Switzerland)	88,750	13,758,239
Synthes, Inc. (United States)	185,130	20,629,655

		92,181,731

Health Care Providers & Services—4.8%
BML, Inc. (Japan)	375,700	6,950,659
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	14,130,000	7,136,766
Diagnosticos da America S.A. (Brazil)	1,550,090	16,590,441
Sonic Healthcare Ltd. (Australia)	4,690,970	36,095,922

		66,773,788

Life Sciences Tools & Services—4.7%
Lonza Group AG (Switzerland)	393,231	38,877,307
QIAGEN N.V.* (Netherlands)	1,630,406	26,021,280

		64,898,587

Pharmaceuticals—3.3%
Novartis AG—ADR (Switzerland)	861,160	32,577,683
Santen Pharmaceutical Co. Ltd. (Japan)	472,800	13,089,542

		45,667,225

Total Health Care		269,521,331

Industrials—15.5%
Aerospace & Defense—3.2%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	3,322,050	44,083,604

Air Freight & Logistics—2.6%
TNT N.V. (Netherlands)	2,127,810	36,406,159

Electrical Equipment—4.7%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	2,253,180	31,409,329
Gamesa Corporacion Tecnologica S.A. (Spain)	1,159,520	14,879,267
Nexans S.A. (France)	492,240	18,688,106

		64,976,702

Industrial Conglomerates—4.0%
Siemens AG (Germany)	734,760	42,204,363
Tyco International Ltd. (Switzerland)	705,390	13,797,428

		56,001,791

Machinery—1.0%
Schindler Holding AG (Switzerland)	309,910	14,638,951

Total Industrials		216,107,207

Information Technology—20.2%
Communications Equipment—3.6%
Alcatel-Lucent—ADR* (France)	11,213,110	20,856,385
Nokia—ADR (Finland)	2,479,920	28,940,666

		49,797,051

Investment Portfolio - March 31, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Semiconductors & Semiconductor Equipment—5.2%
ASML Holding N.V. (Netherlands)	2,083,710	36,952,574
Tokyo Electron Ltd. (Japan)	951,700	35,002,405

		71,954,979

Software—11.4%
Amdocs Ltd.* (Guernsey)	3,352,390	62,086,263
Misys plc (United Kingdom)	6,200,120	11,207,287
SAP AG—ADR (Germany)	1,035,280	36,535,031
Square Enix Holdings Co. Ltd. (Japan)	862,600	16,202,621
UbiSoft Entertainment S.A.* (France)	1,809,060	33,067,211

		159,098,413

Total Information Technology		280,850,443

Materials—0.3%
Paper & Forest Products—0.3%
Norbord, Inc. (Canada)	7,911,480	4,267,994

Telecommunication Services—2.0%
Wireless Telecommunication Services—2.0%
Hutchison Telecommunications International Ltd. (Hong Kong)	17,400,000	5,433,010
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	135,670	639,006
SK Telecom Co. Ltd.—ADR (South Korea)	1,419,830	21,936,374

Total Telecommunication Services		28,008,390

TOTAL COMMON STOCKS (Identified Cost $1,859,525,569)		1,257,476,717

PREFERRED STOCKS—1.1%
Consumer Staples—1.1%
Household Products—1.1%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $19,452,827)	548,650	14,860,683

SHORT-TERM INVESTMENTS—6.7%
Dreyfus Cash Management, Inc.—Institutional Shares	52,694,365	52,694,365
Federal Home Loan Bank Discount Note, 4/6/2009	$20,000,000	19,998,895
U.S. Treasury Bill, 6/4/2009	20,000,000	19,993,420

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $92,689,154)		92,686,680

TOTAL INVESTMENTS—98.2% (Identified Cost $1,971,667,550)		1,365,024,080
OTHER ASSETS, LESS LIABILITIES—1.8%		25,195,913

NET ASSETS—100%		$1,390,219,993

*	Non-income producing security

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 15.5%; Switzerland - 13.9%.

Investment Portfolio - March 31, 2009 (unaudited)

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,971,695,195

Unrealized appreciation	$2,525,445
Unrealized depreciation	(609,196,560)

Net unrealized depreciation	$(606,671,115)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,325,031,765	$—
Level 2—Other Significant Observable Inputs	39,992,315	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,365,024,080	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
OHIO MUNICIPAL SECURITIES—96.6%
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	A2	$25,000	$27,023
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aa3	200,000	191,976
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2025	A3	355,000	407,206
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aa3	500,000	447,185
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa2	600,000	636,354
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3	200,000	205,940
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA2	500,000	519,430
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	275,130
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aa3	500,000	442,695
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa3	750,000	785,723
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1	350,000	400,537
Eaton Community City Schools, School Impt., G.O. Bond, FGRNA	4.125%	12/1/2026	A1	500,000	429,145
Erie County, G.O. Bond, FGRNA	4.750%	10/1/2019	A1	175,000	175,408
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	A1	465,000	466,651
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aa3	400,000	368,944
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3	250,000	261,992
Fairview Park City School District, School Impt., G.O. Bond, NATL	5.000%	12/1/2029	A2	315,000	302,431
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Baa1	200,000	188,560
Franklin County, G.O. Bond	5.000%	12/1/2027	Aaa	500,000	520,660
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aa2	500,000	457,240
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa3	450,000	417,001
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aa3	500,000	447,160
Hancock County, Various Purposes, G.O. Bond, NATL	4.000%	12/1/2016	Aa3	200,000	213,080
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa	250,000	256,358
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	500,000	423,820
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aa3	750,000	710,340
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Baa1	500,000	425,170
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1	250,000	259,377
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2	335,000	341,328
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aa3	500,000	513,420
Maumee, G.O. Bond, NATL	4.125%	12/1/2018	Aa3	375,000	392,655
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aa3	260,000	249,379
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	Aa3	250,000	262,702
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	45,000	50,163
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2	95,000	105,900
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa2	130,000	122,175
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	85,000	94,753
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	185,000	185,416
North Royalton, G.O. Bond	5.250%	12/1/2028	Aa3	1,025,000	1,051,496
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1	250,000	280,503
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	40,000	45,586
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	233,308
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aa2	800,000	727,552
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa	500,000	507,900
Painesville City School District, School Impt., G.O. Bond, FGRNA	4.500%	12/1/2025	A2	170,000	159,684
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1	300,000	276,222
Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	AA2	140,000	133,403
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aa3	600,000	546,198
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2025	A2	280,000	320,617
Sugarcreek Local School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2031	Aa3	750,000	635,963
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA[2]	200,000	201,358
Tecumseh Local School District, School Impt., G.O. Bond, FGRNA	4.750%	12/1/2027	A3	195,000	185,032
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aa3	250,000	244,783
Troy, G.O. Bond	4.750%	12/1/2024	Aa2	250,000	255,638
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aa3	300,000	321,996
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Baa1	235,000	252,827
Washington Court House City School District, School Impt., G.O. Bond, FGRNA	5.000%	12/1/2029	A3	500,000	480,050
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3	25,000	25,054

TOTAL OHIO MUNICIPAL SECURITIES (Identified Cost $20,426,075)					19,865,597

SHORT-TERM INVESTMENTS—1.3%
Dreyfus AMT—Free Municipal Reserves—Class R (Identified Cost $258,265)				258,265	258,265

TOTAL INVESTMENTS—97.9% (Identified Cost $20,684,340)					20,123,862
OTHER ASSETS, LESS LIABILITIES—2.1%					432,230

NET ASSETS—100%					$20,556,092

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

Investment Portfolio - March 31, 2009 (unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL -33.7%; FSA—32.9%.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$20,684,340

Unrealized appreciation	$296,713
Unrealized depreciation	(857,191)

Net unrealized depreciation	$(560,478)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$258,265	$—
Level 2—Other Significant Observable Inputs	19,865,597	—
Level 3—Significant Unobservable Inputs	—	—

Total	$20,123,862	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
NEW YORK MUNICIPAL BONDS—97.5%
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	A1	$845,000	$850,484
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	A1	365,000	366,277
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa3	900,000	856,116
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa3	815,000	755,578
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa2	525,000	579,411
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	A2	485,000	514,231
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aa3	200,000	216,446
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	315,000	349,933
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	360,000	379,588
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aa3	210,000	210,701
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	A2	700,000	702,240
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3	500,000	525,645
Franklin Square Union Free School District, G.O. Bond, NATL	5.000%	1/15/2021	A1	520,000	532,204
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aa3	2,675,000	2,744,577
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aa3	1,140,000	1,053,713
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aa3	2,000,000	1,764,140
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGRNA	5.625%	2/1/2010	Aa1	165,000	167,432
Huntington, G.O. Bond, NATL	5.875%	9/1/2009	Aa1	45,000	45,893
Islip, Public Impt., G.O. Bond, FGRNA	5.375%	6/15/2015	Aa2	1,555,000	1,637,586
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	A1	420,000	424,662
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	AA2	500,000	476,190
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	AA2	1,000,000	899,800
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	AA2	985,000	866,288
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,651,392
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3	1,000,000	1,003,460
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3	1,690,000	1,658,042
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	A1	750,000	723,067
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2	1,500,000	1,486,545
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aa3	500,000	488,980
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aa3	500,000	438,490
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Baa1	1,000,000	978,740
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3	1,700,000	1,721,505
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aa3	500,000	522,490
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2	1,000,000	1,017,130
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aa3	200,000	194,370
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aa3	250,000	236,705
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aa3	1,000,000	1,012,130
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3	1,000,000	993,690
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3	500,000	513,585
New York City, Unrefunded Balance, Series I, G.O. Bond, NATL	5.000%	5/15/2028	AA2	1,725,000	1,671,232
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa2	750,000	729,652
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2	750,000	753,517
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2	500,000	437,990
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2	1,250,000	1,051,500
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2	1,000,000	863,870
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa2	1,000,000	1,052,830
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3	700,000	768,236
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3	500,000	516,280
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3	475,000	502,189
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	509,265
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	474,179
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,073
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,008,170
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	303,615
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	633,096
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	800,730
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1	150,000	160,990
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	893,280
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,304,715
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,518,085
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1	340,000	337,307
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa3	1,000,000	1,072,380
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3	750,000	766,957
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	Baa1	1,500,000	1,555,815
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3	320,000	352,256
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA[2]	300,000	331,794
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aa3	500,000	563,800
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	300,000	338,280
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aa3	500,000	530,545
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1	1,000,000	959,920
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA2	2,350,000	2,440,522
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1	400,000	404,152
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA[2]	885,000	800,943
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2	610,000	632,015
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2	850,000	865,657
Panama Central School District, G.O. Bond, FGRNA	5.000%	6/15/2019	A2	595,000	612,338
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aa3	880,000	898,339
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A2	850,000	868,947
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A2	450,000	455,882
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa3	3,000,000	3,100,920
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3	495,000	479,497
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa3	1,000,000	1,001,860
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	AA2	425,000	404,889
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa3	435,000	388,077
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa3	510,000	452,615
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa3	410,000	370,820
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aa3	1,180,000	1,272,689
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	A2	250,000	275,393
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	102,498
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aa3	500,000	527,565
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	293,865

Investment Portfolio - March 31, 2009 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
NEW YORK MUNICIPAL BONDS
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	891,460
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,100,412
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	AA2	1,185,000	1,031,614
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	AA2	1,000,000	866,450
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	Baa1	250,000	252,840
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3	95,000	96,667
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa3	1,000,000	969,500
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,099,181
Suffolk County Water Authority, Revenue Bond, NATL	5.100%	6/1/2009	AA2	55,000	55,436
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	A2	700,000	751,359
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	A2	850,000	913,487
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	Baa1	690,000	643,708
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	Baa1	990,000	903,256
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A2	600,000	522,258
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A2	600,000	516,006
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	A1	1,090,000	960,072
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	778,103
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	336,906
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, NATL	5.000%	11/15/2032	Aa3	1,000,000	979,580
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA[2]	1,695,000	1,869,178
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2	305,000	298,885
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA2	560,000	550,603
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	AA2	605,000	632,800
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	AA2	865,000	899,782
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	A1	500,000	475,295
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aa3	300,000	323,022
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	16,295
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,057,260
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,039
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa3	726,000	749,036
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	Baa1	1,125,000	997,324
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	Baa1	1,095,000	888,363

TOTAL NEW YORK MUNICIPAL BONDS (Identified Cost $95,593,619)					93,427,664

SHORT-TERM INVESTMENTS—1.0%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $952,754)				952,754	952,754

TOTAL INVESTMENTS—98.5% (Identified Cost $96,546,373)					94,380,418
OTHER ASSETS, LESS LIABILITIES—1.5%					1,424,847

NET ASSETS—100%					$95,805,265

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 46.2%; FSA - 15.8%; AMBAC - 10.4%.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$96,532,523

Unrealized appreciation	$1,520,428
Unrealized depreciation	(3,672,533)

Net unrealized depreciation	$(2,152,105)

Investment Portfolio - March 31, 2009 (unaudited)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$952,754	$—
Level 2—Other Significant Observable Inputs	93,427,664	—
Level 3—Significant Unobservable Inputs	—	—

Total	$94,380,418	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
MUNICIPAL BONDS—97.9%
Alabama—0.9%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Baa1	$665,000	$658,164
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, NATL	5.250%	2/15/2017	A1	500,000	524,900
Odenville Utilities Board Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1	500,000	469,785

					1,652,849

Alaska—0.2%
Alaska Municipal Banking Authority, Revenue Bond, NATL	4.100%	6/1/2017	A1	455,000	461,147

Arizona—2.7%
Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	A1	680,000	680,428
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	A1	2,215,000	1,906,761
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,534,875
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	A2	1,200,000	1,020,960

					5,143,024

California—4.1%
California State, G.O. Bond	4.750%	12/1/2028	A2	795,000	704,163
California State, G.O. Bond	5.250%	2/1/2023	A2	500,000	495,455
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	A2	1,140,000	843,087
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aa3	1,810,000	1,592,583
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1	435,000	422,555
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1	425,000	410,801
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3	840,000	746,609
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A3	1,395,000	1,275,755
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1	1,570,000	1,426,659

					7,917,667

Colorado—1.1%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aa3	1,420,000	1,244,261
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A2	1,000,000	818,900
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3	105,000	107,295

					2,170,456

Connecticut—0.8%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa	1,545,000	1,555,321

Delaware—1.4%
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,504,440
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,252,552

					2,756,992

Florida—3.5%
Cape Coral Utility Impt. Assessment, Special Assessment, NATL	4.500%	7/1/2021	Baa1	1,890,000	1,664,372
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,006,010
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aa1	1,280,000	1,243,533
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,219,220
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aa3	510,000	498,816

					6,631,951

Georgia—2.3%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	A1	350,000	354,700
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	Baa1	310,000	260,958
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aa3	1,500,000	1,415,355
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,288,669
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	5,000	5,627
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	195,000	219,305
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Baa1	1,000,000	848,130

					4,392,744

Illinois—4.0%
Chicago, Series D, G.O. Bond, FGRNA	5.500%	1/1/2035	Aa3	1,000,000	1,003,870
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aa3	1,500,000	1,408,245
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	520,000	493,782
Cook County, Series A, G.O. Bond, FGRNA	5.000%	11/15/2022	Aa2	750,000	759,277
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A1	2,000,000	2,157,080
Illinois State, G.O. Bond	5.000%	12/1/2027	A1	600,000	603,552
Illinois State, Series 1995 A, Certificate of Participation, NATL	5.600%	7/1/2010	Baa1	100,000	100,697
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aa3	200,000	200,000
Springfield Electric, Revenue Bond, NATL	5.000%	3/1/2035	Aa3	1,000,000	944,500

					7,671,003

Indiana—4.4%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	Baa1	1,450,000	1,451,131
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	Baa1	1,015,000	908,222
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aa3	1,500,000	1,505,865
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A3	300,000	313,977
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	A1	550,000	555,830
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aa3	450,000	470,947
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	3,000,000	3,238,890

					8,444,862

Iowa—2.1%
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A3	425,000	438,931
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aa1	425,000	432,646
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1	995,000	1,049,586
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1	2,075,000	2,046,220

					3,967,383

Kansas—2.9%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	A2	1,000,000	920,850
Miami County Unified School District No. 416 Louisburg, G.O. Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,108,820
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aa3	1,090,000	1,131,747
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aa3	700,000	703,773
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aa3	580,000	577,378
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aa3	110,000	115,043

					5,557,611

Kentucky—0.9%
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa3	1,655,000	1,695,432

Louisiana—1.2%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa3	660,000	616,895
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa3	1,090,000	1,012,632
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Ba2	300,000	276,576
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	NR3	400,000	314,632

					2,220,735

Maryland—2.0%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,772,053
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	347,098
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	948,860
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	783,555

					3,851,566

Massachusetts—3.0%
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aa1	1,000,000	1,023,130

Investment Portfolio - March 31, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aa1	410,000	416,613
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	818,643
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	799,612
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3	500,000	525,160
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2	400,000	425,848
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	1,000,000	1,145,750
Plymouth, G.O. Bond, NATL	5.250%	10/15/2020	Aa2	100,000	105,511
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa3	400,000	405,908

					5,666,175

Michigan—5.2%
Bendle Public School District, School Building & Site, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa3	640,000	588,275
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3	750,000	647,377
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A3	1,500,000	1,118,895
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A3	2,000,000	1,830,580
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3	1,200,000	1,160,700
Holly Area School District, G.O. Bond, FGRNA	5.000%	5/1/2022	Aa3	500,000	501,715
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aa3	1,000,000	1,047,430
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aa3	565,000	565,226
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aa3	1,695,000	1,524,771
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aa3	1,015,000	959,348

					9,944,317

Minnesota—2.9%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2	1,105,000	1,046,236
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,528,545
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,273,300
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA[2]	555,000	528,837
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	204,004

					5,580,922

Mississippi—0.3%
Biloxi Public School District, Revenue Bond, NATL	5.000%	4/1/2017	A3	500,000	510,530

Missouri—1.2%
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,317,050

Nebraska—1.2%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aa2	2,640,000	2,353,745

Nevada—4.5%
Clark County Public Facilities, Series C, G.O. Bond, FGRNA	5.000%	6/1/2024	Aa1	110,000	110,109
Clark County Transportation, Series A, G.O. Bond, FGRNA	4.500%	12/1/2019	Aa1	500,000	500,385
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aa1	3,000,000	2,849,100
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aa1	1,500,000	1,407,630
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa1	125,000	118,505
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa1	2,040,000	2,211,952
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	A1	1,500,000	1,512,390

					8,710,071

New Jersey—3.1%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aa2	835,000	805,040
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aa2	1,000,000	952,330
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3	930,000	939,588
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa	540,000	550,568
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aa3	2,000,000	1,873,680
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aa2	1,000,000	884,750

					6,005,956

New Mexico—0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, NATL	3.250%	6/1/2013	Aa2	785,000	819,132

New York—4.4%
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aa3	2,225,000	2,029,467
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2	750,000	753,518
New York City Municipal Water Finance Authority, Series A, Revenue Bond	5.750%	6/15/2040	Aa2	2,590,000	2,726,830
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	AA2	1,000,000	1,076,350
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	2,000,000	1,782,920

					8,369,085

North Carolina—2.2%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	739,690
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,489,032
North Carolina Grant Anticipation , Revenue Bond, NATL	4.000%	3/1/2018	Aa3	1,355,000	1,394,281
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa	250,000	255,335
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	A1	400,000	414,752

					4,293,090

North Dakota—0.9%
Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa2	1,840,000	1,743,694

Ohio—4.2%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aa3	660,000	584,701
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,100,520
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aa3	1,000,000	908,880
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1	1,450,000	1,504,390
Newark City School District, School Impt., G.O. Bond, FGRNA	4.250%	12/1/2027	A3	500,000	425,835
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,110,270
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	A1	2,500,000	2,159,075
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1	325,000	366,009

					8,159,680

Oklahoma—1.0%
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aa1	2,000,000	2,011,260

Oregon—2.6%
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,237,240
Salem Water & Sewer, Revenue Bond, FSA	5.000%	5/1/2014	Aa3	1,120,000	1,266,395
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aa2	500,000	548,895

					5,052,530

Pennsylvania—2.5%
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	AA2	1,000,000	866,450
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3	1,200,000	1,299,612
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	A1	530,000	587,092
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	AA2	20,000	23,177
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	AA2	855,000	751,485
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aa3	1,500,000	1,302,345

					4,830,161

Rhode Island—0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	797,800

South Carolina—2.5%
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa2	790,000	785,402
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1	1,000,000	1,114,040
South Carolina, State Institutional—South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,232,988
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	1,693,260

					4,825,690

Investment Portfolio - March 31, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Texas—6.9%
Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aa2	1,020,000	1,052,803
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	755,858
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA[2]	1,440,000	1,472,170
Clear Creek Independent School District, G.O. Bond, FSA	4.000%	2/15/2029	Aa3	2,340,000	2,007,580
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA[2]	1,845,000	2,029,555
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa2	1,000,000	956,630
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,179,764
McKinney Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa3	1,000,000	1,005,800
San Antonio Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa2	1,400,000	1,263,024
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,003,210
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa	500,000	505,920

					13,232,314

Utah—1.7%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	949,282
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,191,443
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3	795,000	804,341
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aa1	300,000	325,857

					3,270,923

Vermont—0.5%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,025,340

Virginia—3.7%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,138,560
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,470,390
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	A1	685,000	676,992
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	A1	2,500,000	2,424,550
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aa3	400,000	411,916

					7,122,408

Washington—5.4%
Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	AA2	1,000,000	1,021,190
King County Sewer, G.O. Bond, FGRNA	5.000%	1/1/2035	Aa1	1,255,000	1,224,717
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aa1	2,420,000	2,642,156
King County Sewer, Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa3	1,070,000	974,545
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aa3	1,460,000	1,511,786
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa2	2,000,000	1,898,060
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1	1,000,000	1,039,640

					10,312,094

West Virginia—0.4%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	AA2	820,000	717,492

Wisconsin—2.3%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Baa1	1,500,000	1,401,570
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa2	1,195,000	1,291,186
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa3	450,000	467,492
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	A1	500,000	525,155
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aa3	700,000	714,441

					4,399,844

TOTAL MUNICIPAL BONDS
(Identified Cost $193,053,609)					188,162,046

SHORT-TERM INVESTMENTS—1.0%
Dreyfus AMT—Free Municipal Reserves—Class R
(Identified Cost $1,872,394)				1,872,394	1,872,394

TOTAL INVESTMENTS—98.9%
(Identified Cost $194,926,003)					190,034,440
OTHER ASSETS, LESS LIABILITIES—1.1%					2,197,765

NET ASSETS—100%					$192,232,205

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

No.—Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	Credit rating has been withdrawn. As of March 31, 2009, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL—36.5%; FSA—22.5%.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$194,886,529

Unrealized appreciation	$2,922,187
Unrealized depreciation	(7,774,276)

Net unrealized depreciation	$(4,852,089)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Investment Portfolio - March 31, 2009 (unaudited)

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,872,394	$—
Level 2—Other Significant Observable Inputs	188,162,046	—
Level 3—Significant Unobservable Inputs	—	—

Total	$190,034,440	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS—71.0%
Convertible Corporate Bonds—2.4%
Consumer Discretionary—0.5%
Hotels, Restaurants & Leisure—0.5%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$281,363

Health Care—1.1%
Biotechnology—0.9%
Amgen, Inc., 0.375%, 2/1/2013	A3	530,000	482,300

Health Care Equipment & Supplies—0.2%
Medtronic, Inc., 1.625%, 4/15/2013	A1	120,000	106,050

Total Health Care			588,350

Information Technology—0.8%
Computers & Peripherals—0.8%
EMC Corp., 1.75%, 12/1/2013	A2	395,000	385,619

Total Convertible Corporate Bonds (Identified Cost $1,488,800)			1,255,332

Non-Convertible Corporate Bonds—68.6%
Consumer Discretionary—12.9%
Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp., 5.35%, 3/1/2018	A3	525,000	553,891

Household Durables—1.1%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa2	650,000	560,838

Media—5.3%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	455,698
British Sky Broadcasting Group plc, 8.20%, 7/15/2009	Baa1	505,000	511,326
Comcast Corp.[4], 1.46%, 7/14/2009	Baa2	145,000	144,239
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	503,462
Comcast Corp., 6.95%, 8/15/2037	Baa2	290,000	270,051
The Walt Disney Co., 5.50%, 3/15/2019	A2	500,000	504,179
The Walt Disney Co., 7.00%, 3/1/2032	A2	280,000	317,671

			2,706,626

Multiline Retail—1.0%
Target Corp., 5.875%, 3/1/2012	A2	505,000	539,543

Specialty Retail—3.5%
Home Depot, Inc.[4], 1.445%, 12/16/2009	Baa1	450,000	441,489
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	635,000	570,802
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	745,000	776,628

			1,788,919

Textiles, Apparel & Luxury Goods—0.9%
VF Corp., 5.95%, 11/1/2017	A3	485,000	460,617

Total Consumer Discretionary			6,610,434

Consumer Staples—7.9%
Beverages—2.4%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	535,000	571,491
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	535,000	657,331

			1,228,822

Food & Staples Retailing—1.9%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	216,195
The Kroger Co., 6.75%, 4/15/2012	Baa2	510,000	539,594
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	235,796

			991,585

Food Products—3.6%
General Mills, Inc.[4], 1.2525%, 1/22/2010	Baa1	500,000	491,308
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	778,811
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2	565,000	566,276

			1,836,395

Total Consumer Staples			4,056,802

Investment Portfolio - March 31, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Energy—3.9%
Energy Equipment & Services—2.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	490,000	556,885
Weatherford International Ltd., 9.625%, 3/1/2019	Baa1	500,000	517,157

			1,074,042

Oil, Gas & Consumable Fuels—1.8%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	391,882
Apache Corp., 6.90%, 9/15/2018	A3	510,000	556,165

			948,047

Total Energy			2,022,089

Financials—13.2%
Capital Markets—3.1%
The Goldman Sachs Group, Inc., 4.50%, 6/15/2010	A1	250,000	249,464
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A2	640,000	377,836
Merrill Lynch & Co., Inc., 4.125%, 9/10/2009	A2	350,000	345,197
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	230,000	114,313
Morgan Stanley, 5.55%, 4/27/2017	A2	572,000	508,990

			1,595,800

Commercial Banks—6.2%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	95,000	76,708
HSBC Financial Corp., 7.00%, 5/15/2012	A3	700,000	561,891
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	720,000	639,037
PNC Bank National Association, 5.25%, 1/15/2017	A1	880,000	777,377
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	656,393
Wachovia Corp., 5.25%, 8/1/2014	A2	590,000	489,882

			3,201,288

Consumer Finance—2.4%
American Express Centurion, 4.375%, 7/30/2009	A1	480,000	474,920
American Express Credit Co.[5], Series B, 0.6475%, 10/4/2010	A1	415,000	377,391
Toyota Motor Credit Corp.[4], 10.00%, 5/4/2022	Aa1	400,000	380,000

			1,232,311

Insurance—1.5%
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	266,841
International Lease Finance Corp., 3.50%, 4/1/2009	NR3	500,000	499,834

			766,675

Total Financials			6,796,074

Health Care—4.9%
Pharmaceuticals—4.9%
Abbott Laboratories, 5.60%, 11/30/2017	A1	495,000	523,110
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	715,000	755,569
Novartis Security Investment Ltd., 5.125%, 2/10/2019	Aa2	650,000	659,959
Wyeth, 6.50%, 2/1/2034	A3	575,000	584,195

Total Health Care			2,522,833

Industrials—13.8%
Aerospace & Defense—2.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	326,936
Boeing Co., 6.00%, 3/15/2019	A2	500,000	513,542
Honeywell International, Inc., 5.30%, 3/1/2018	A2	560,000	572,340

			1,412,818

Air Freight & Logistics—2.6%
FedEx Corp., 3.50%, 4/1/2009	NR3	210,000	209,998
FedEx Corp., 8.00%, 1/15/2019	Baa2	565,000	594,637
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa3	530,000	549,753

			1,354,388

Airlines—1.1%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	610,000	554,068

Commercial Services & Supplies—0.4%
Waste Management, Inc., 7.375%, 8/1/2010	Baa3	190,000	194,385

Investment Portfolio - March 31, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Industrial Conglomerates—2.2%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	304,332
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	575,000	466,266
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	342,180

			1,112,778

Machinery—2.7%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	525,000	491,082
John Deere Capital Corp.[4], 1.30125%, 9/1/2009	A2	145,000	143,886
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	213,217
John Deere Capital Corp., 5.75%, 9/10/2018	A2	590,000	560,268

			1,408,453

Road & Rail—2.1%
CSX Corp., 6.00%, 10/1/2036	Baa3	730,000	512,718
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	575,000	554,115

			1,066,833

Total Industrials			7,103,723

Information Technology—5.8%
Communications Equipment—3.0%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	216,746
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	805,000	739,648
Corning, Inc., 6.20%, 3/15/2016	Baa1	610,000	588,584

			1,544,978

Computers & Peripherals—2.8%
Hewlett-Packard Co., 4.75%, 6/2/2014	A2	390,000	394,262
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	500,000	512,715
IBM Corp., 5.70%, 9/14/2017	A1	530,000	549,012

			1,455,989

Total Information Technology			3,000,967

Materials—2.5%
Chemicals—1.1%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	535,000	537,208

Metals & Mining—1.4%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	350,000	211,928
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	A1	500,000	506,570

			718,498

Total Materials			1,255,706

Utilities—3.7%
Electric Utilities—2.1%
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	Baa2	515,000	520,047
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	543,205

			1,063,252

Multi-Utilities—1.6%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	335,000	342,983
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	280,000	283,809
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	216,749

			843,541

Total Utilities			1,906,793

Total Non-Convertible Corporate Bonds (Identified Cost $36,417,532)			35,275,421

TOTAL CORPORATE BONDS (Identified Cost $37,906,332)			36,530,753

PREFERRED STOCKS—0.3%
Financials—0.3%
Commercial Banks—0.3%
PNC Financial Services Group, Inc.—Series K (Identified Cost $275,100)	A3	290,000	141,964

ASSET-BACKED SECURITIES—0.4%
Capital Auto Receivable Asset Trust, 5.01%, 4/16/2012	Aaa	50,000	47,824
Capital Auto Receivable Asset Trust, 5.21%, 3/17/2014	Aaa	40,000	37,383
College Loan Corp. Trust[4], 1.26938%, 4/25/2016	Aaa	77,362	77,192
Ford Credit Auto Owner Trust, Series 2008-C5, 2.30625%, 4/15/2013	Aaa	50,000	43,822

Investment Portfolio - March 31, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL ASSET-BACKED SECURITIES (Identified Cost $205,223)			206,221

MUNICIPAL BONDS—2.1%
Burleson Texas Independent School District, School Building, G.O. Bond, 5.00%, 8/1/2038	Aaa	250,000	248,840
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	100,000	95,382
Chapel Hill Texas Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	100,000	93,803
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	100,000	91,749
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	100,000	95,857
Katy Texas Independent School District, School Building, Series B, G.O. Bond, 4.50%, 2/15/2031	Aaa	100,000	94,126
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	100,000	97,378
Spring Hill Texas Independent School District, School Building, G.O Bond, 5.00%, 2/15/2038	AAA[2]	250,000	248,850

TOTAL MUNICIPAL BONDS (Identified Cost $1,069,530)			1,065,985

MUTUAL FUNDS- 5.1%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,537,042)		27,760	2,612,771

U.S. GOVERNMENT AGENCIES—20.8%
Mortgage-Backed Securities—20.8%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		14,265	14,872
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		13,190	13,751
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		333,124	344,186
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		270,533	279,517
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		860,828	894,795
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		128,161	133,218
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		3,090	3,282
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		45,849	46,849
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		151,190	157,108
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		497,309	519,075
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		1,290,162	1,329,104
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		1,368,531	1,420,607
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,165,393	1,230,058
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		2,732,014	2,820,785
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037		1,281,854	1,331,516
GNMA, Pool #487193, 5.00%, 4/15/2020		65,640	69,112
GNMA, Pool #563559, 6.50%, 4/15/2032		46,458	49,409
GNMA, Pool #631703, 6.50%, 9/15/2034		75,089	78,967

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,215,351)			10,736,211

SHORT-TERM INVESTMENTS—4.6%
Dreyfus Treasury and Agency Cash Management—Institutional Shares (Identified Cost $2,359,877)		2,359,877	2,359,877

TOTAL INVESTMENTS—104.3% (Identified Cost $54,568,455)			53,653,782
LIABILITIES, LESS OTHER ASSETS—(4.3%)			(2,206,306)

NET ASSETS—100%			$51,447,476

Key:

G.O. Bond - General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	There is no credit rating available as of March 31, 2009.

[4]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2009.

[5]	The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of March 31, 2009.

Investment Portfolio - March 31, 2009 (unaudited)

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$54,590,167

Unrealized appreciation	$1,484,946
Unrealized depreciation	(2,421,331)

Net unrealized depreciation	$(936,385)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$4,972,648	$—
Level 2—Other Significant Observable Inputs	48,681,134	—
Level 3—Significant Unobservable Inputs	—	—

Total	$53,653,782	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or March 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS - 66.73%
Convertible Corporate Bonds - 2.75%
Consumer Discretionary - 0.58%
Hotels, Restaurants & Leisure - 0.49%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,680,000	$1,549,800

Media—0.09%
Charter Communications, Inc., 6.50%, 10/1/2027	C	4,272,000	299,040

Total Consumer Discretionary			1,848,840

Health Care—1.13%
Biotechnology—0.94%
Amgen, Inc., 0.375%, 2/1/2013	A3	3,270,000	2,975,700

Health Care Equipment & Supplies—0.19%
Medtronic, Inc., 1.625%, 4/15/2013	A1	665,000	587,694

Total Health Care			3,563,394

Industrials—0.52%
Airlines—0.52%
JetBlue Airways Corp., 3.75%, 3/15/2035	Ca	1,900,000	1,653,000

Information Technology—0.52%
Computers & Peripherals—0.52%
EMC Corp., 1.75%, 12/1/2013	A2	1,685,000	1,644,981

Total Convertible Corporate Bonds
(Identified Cost $13,258,183)			8,710,215

Non-Convertible Corporate Bonds—63.98%
Consumer Discretionary—10.46%
Hotels, Restaurants & Leisure—1.12%
McDonald’s Corp., 5.35%, 3/1/2018	A3	3,380,000	3,566,001

Household Durables—1.13%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa2	4,160,000	3,589,364

Media—3.83%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	2,434,856
British Sky Broadcasting Group plc, 8.20%, 7/15/2009	Baa1	3,250,000	3,290,710
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	2,742,544
Comcast Corp., 6.95%, 8/15/2037	Baa2	1,855,000	1,727,398
The Walt Disney Co., 7.00%, 3/1/2032	A2	1,720,000	1,951,409

			12,146,917

Multiline Retail—1.09%
Target Corp., 5.875%, 3/1/2012	A2	3,240,000	3,461,622

Specialty Retail—2.20%
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,065,000	3,654,033
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,309,791

			6,963,824

Textiles, Apparel & Luxury Goods—1.09%
Levi Strauss & Co., 8.875%, 4/1/2016	B2	1,000,000	775,000
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	2,673,476

			3,448,476

Total Consumer Discretionary			33,176,204

Consumer Staples—7.57%
Beverages—2.77%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	3,440,000	3,674,636
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,000,000	1,005,000
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	3,330,000	4,091,428

			8,771,064

Food & Staples Retailing—1.60%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	779,307
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	818,789

Investment Portfolio - March 31, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
The Kroger Co., 6.75%, 4/15/2012	Baa2	3,285,000	3,475,622

			5,073,718

Food Products—3.19%
General Mills, Inc.[4], 1.2525%, 1/22/2010	Baa1	3,250,000	3,193,505
General Mills, Inc., 5.65%, 2/15/2019	Baa1	3,260,000	3,318,856
Kraft Foods Inc., 6.125%, 2/1/2018	Baa2	3,610,000	3,618,155

			10,130,516

Household Products—0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,279

Total Consumer Staples			24,002,577

Energy—4.42%
Energy Equipment & Services—1.70%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,585,658
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	972,500
Forest Oil Corp.[7,8], 8.50%, 2/15/2014	B1	250,000	231,875
Forest Oil Corp., 7.25%, 6/15/2019	B1	750,000	592,500

			5,382,533

Oil, Gas & Consumable Fuels—2.72%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,875,000	1,614,900
Apache Corp., 6.90%, 9/15/2018	A3	3,275,000	3,571,453
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	3,765,000	3,444,975

			8,631,328

Total Energy			14,013,861

Financials—13.22%
Capital Markets—2.36%
The Goldman Sachs Group, Inc., 4.50%, 6/15/2010	A1	1,750,000	1,746,250
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A2	3,450,000	2,036,770
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	1,145,000	569,079
Morgan Stanley, 5.55%, 4/27/2017	A2	3,544,000	3,153,604

			7,505,703

Commercial Banks—6.07%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	815,000	658,073
HSBC Financial Corp., 7.00%, 5/15/2012	A3	4,300,000	3,451,614
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A2	4,605,000	4,087,172
PNC Bank National Association, 5.25%, 1/15/2017	A1	5,640,000	4,982,280
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	89,269
U.S. Bank National Association, 6.30%, 2/4/2014	Aa2	2,980,000	3,092,623
Wachovia Corp., 5.25%, 8/1/2014	A2	3,490,000	2,897,778

			19,258,809

Consumer Finance—2.36%
American Express Centurion, 4.375%, 7/30/2009	A1	2,800,000	2,770,365
American Express Credit Co.[5], Series B, 0.6475%, 10/4/2010	A1	2,680,000	2,437,125
Toyota Motor Credit Corp.[4], 10.00%, 5/4/2022	Aa1	2,400,000	2,280,000

			7,487,490

Diversified Financial Services—0.77%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	2,437,237

Insurance—1.66%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Ba1	5,285,000	1,517,836
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	743,921
International Lease Finance Corp., 3.50%, 4/1/2009	NR3	3,000,000	2,999,003

			5,260,760

Total Financials			41,949,999

Health Care—5.26%
Health Care Equipment & Supplies—0.64%
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	2,000,000	2,025,000

Pharmaceuticals—4.62%
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	536,226

Investment Portfolio - March 31, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Abbott Laboratories, 5.60%, 11/30/2017	A1	2,707,000	2,860,725
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	2,945,000	3,112,099
Novartis Security Investment Ltd., 5.125%, 2/10/2019	Aa2	4,350,000	4,416,651
Wyeth, 6.50%, 2/1/2034	A3	3,680,000	3,738,847

			14,664,548

Total Health Care			16,689,548

Industrials—12.98%
Aerospace & Defense—1.70%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,615,000	1,703,231
Honeywell International, Inc., 5.30%, 3/1/2018	A2	3,600,000	3,679,326

			5,382,557

Air Freight & Logistics—1.67%
FedEx Corp., 3.50%, 4/1/2009	NR3	1,310,000	1,309,985
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	457,818
United Parcel Service, Inc., 5.50%, 1/15/2018	Aa3	3,395,000	3,521,532

			5,289,335

Airlines—1.12%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	3,925,000	3,565,109

Commercial Services & Supplies—0.86%
Corrections Corp. of America, 7.50%, 5/1/2011	Ba2	1,500,000	1,503,750
Waste Management, Inc., 7.375%, 8/1/2010	Baa3	1,210,000	1,237,923

			2,741,673

Industrial Conglomerates—2.73%
General Electric Co., 5.25%, 12/6/2017	Aa2	4,100,000	3,791,721
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	1,869,470
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	2,996,268

			8,657,459

Machinery—2.78%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	3,385,000	3,166,309
John Deere Capital Corp.[4], 1.30125%, 9/1/2009	A2	875,000	868,279
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,175,064
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	3,603,755

			8,813,407

Road & Rail—2.12%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	3,181,664
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	3,541,517

			6,723,181

Total Industrials			41,172,721

Information Technology—4.17%
Communications Equipment—2.27%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,310,000	3,041,284
Corning, Inc., 6.20%, 3/15/2016	Baa1	3,915,000	3,777,552
Lucent Technologies, Inc. (now known as Alcatel-Lucent USA, Inc.) 6.50%, 1/15/2028	B1	1,000,000	380,000

			7,198,836

Computers & Peripherals—1.90%
Hewlett-Packard Co., 4.75%, 6/2/2014	A2	2,500,000	2,527,318
IBM Corp., 5.70%, 9/14/2017	A1	3,390,000	3,511,606

			6,038,924

Total Information Technology			13,237,760

Materials—3.08%
Chemicals—1.09%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,449,176

Metals & Mining—1.99%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	1,323,039
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019	A1	3,230,000	3,272,442
Freeport-McMoRan Copper & Gold[6], 7.08375%, 4/1/2015	Ba2	2,110,000	1,735,475

			6,330,956

Total Materials			9,780,132

Investment Portfolio - March 31, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Utilities—2.82%
Electric Utilities—2.55%
Allegheny Energy Supply Co. LLC[7,8], 8.25%, 4/15/2012	Baa3	1,600,000	1,618,270
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	Baa2	3,304,000	3,336,379
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,142,159

			8,096,808

Multi-Utilities—0.27%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	788,350
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	30,408
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	30,964

			849,722

Total Utilities			8,946,530

Total Non-Convertible Corporate Bonds (Identified Cost $210,594,939)			202,969,332

TOTAL CORPORATE BONDS (Identified Cost $223,853,122)			211,679,547

PREFERRED STOCKS—0.30%
Energy—0.01%
Oil, Gas & Consumable Fuels—0.01%
Edge Petroleum Corp.—Series A	NR3	35,050	43,462

Financials—0.29%
Commercial Banks—0.29%
PNC Financial Services Group, Inc.—Series K	A3	1,850,000	905,634

TOTAL PREFERRED STOCKS (Identified Cost $3,105,216)			949,096

ASSET-BACKED SECURITIES—0.66%
Capital Auto Receivable Asset Trust, 5.01%, 4/16/2012	Aaa	$300,000	286,943
Capital Auto Receivable Asset Trust, 5.21%, 3/17/2014	Aaa	200,000	186,914
College Loan Corp. Trust[4], 1.26938%, 4/25/2016	Aaa	541,531	540,346
Ford Credit Auto Owner Trust, Series 2008-C5, 2.30625%, 4/15/2013	Aaa	300,000	262,931
SLM Student Loan Trust[4], 1.46%, 3/15/2017	Aaa	732,972	705,486
Terra 2007-1A B1 Static Synthetic CDO[4,7,9], 2.2875%, 3/20/2015	CCC[2]	1,000,000	100,900

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,987,703)			2,083,520

MUNICIPAL BONDS—3.75%
Beaumont Independent School District, G.O. Bond, 5.00%, 2/15/2033	Aaa	1,850,000	1,855,864
Burleson Independent School District, G.O. Bond, 5.00%, 8/1/2038	Aaa	2,000,000	1,990,720
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	500,000	476,910
Central Puget Sound Regional Transportation Authority, Series A, Revenue Bond, 5.00%, 11/1/2034	Aa3	1,300,000	1,281,475
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	500,000	469,015
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	500,000	458,745
El Paso County Hospital District, Series A, G.O Bond, 5.00%, 8/15/2037	AAA[2]	1,000,000	946,360
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	500,000	479,285
Katy Independent School District, School Building, G.O. Bond, 4.50%, 2/15/2031	Aaa	500,000	470,630
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	500,000	486,890
Prosper Independent School District, G.O. Bond, 5.00%, 2/15/2041	AAA[2]	1,000,000	985,820
Spring Hill Independent School District, G.O. Bond, 5.00%, 2/15/2038	AAA[2]	2,000,000	1,990,800

TOTAL MUNICIPAL BONDS (Identified Cost $11,911,736)			11,892,514

MUTUAL FUNDS—8.50%
iShares iBoxx High Yield Corporate Bond Fund		148,550	10,071,690
iShares iBoxx Investment Grade Corporate Bond Fund		178,200	16,772,184
John Hancock Preferred Income Fund		10,500	110,985

TOTAL MUTUAL FUNDS (Identified Cost $26,665,108)			26,954,859

Investment Portfolio - March 31, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES—19.38%
Mortgage-Backed Securities—19.38%
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		$76,441	78,979
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		578,560	597,773
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		64,806	66,958
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		235,522	243,343
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		167,141	172,692
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		339,283	349,736
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		330,679	340,867
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		537,078	558,270
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		625,478	650,158
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		533,168	554,206
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		220,097	228,782
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		620,810	645,306
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		448,032	465,710
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		501,400	521,184
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		18,195	18,893
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		603,430	627,241
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		304,268	310,910
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		10,709	11,126
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		152,216	158,365
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		57,089	59,395
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		4,407,617	4,548,477
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		54,876	57,024
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		54,914	57,064
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		2,345,672	2,437,495
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		54,244	56,367
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		632,713	656,789
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		464,340	482,009
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		2,626,041	2,740,975
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		7,149,892	7,365,699
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		7,585,212	7,873,845
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		26,749	28,233
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		8,766	9,252
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		596,006	629,077
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		10,689	11,306
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		20,455	21,590
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		3,727,976	3,934,834
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		160,258	169,151
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		604,825	638,385
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		18,924	19,974
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		13,166,833	13,594,658
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037		1,967,279	2,043,497
Federal Home Loan Mortgage Corp., Pool #A78837, 5.50%, 6/1/2038		92,007	95,572
Federal Home Loan Mortgage Corp., Pool #G04764, 5.50%, 9/1/2038		5,518,747	5,732,557
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038		65,536	68,075
GNMA, Pool #487193, 5.00%, 4/15/2020		427,891	450,525
GNMA, Pool #563559, 6.50%, 4/15/2032		481,604	512,192
GNMA, Pool #552765, 6.50%, 9/15/2032		543,514	578,034

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $58,501,831)			61,472,550

SHORT-TERM INVESTMENTS—0.48%
Dreyfus Cash Management, Inc.—Institutional Shares (Identified Cost $1,534,651)		1,534,651	1,534,651

TOTAL INVESTMENTS—99.80% (Identified Cost $328,559,367)			316,566,737
OTHER ASSETS, LESS LIABILITIES—0.20%			649,615

NET ASSETS—100%			$317,216,352

Investment Portfolio - March 31, 2009 (unaudited)

Key:

G.O. Bond—General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	There is no credit rating available as of March 31, 2009.

[4]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of March 31, 2009.

[5]	The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of March 31, 2009.

[6]	The coupon rate is a floating rate and is subject to change semi-annually. The coupon rate stated is the rate as of March 31, 2009.

[7]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $1,951,045, or 0.62%, of the Series’ net assets as of March 31, 2009.

[8]	This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors.

[9]	This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

Federal Tax Information:

On March 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$328,773,102

Unrealized appreciation	$8,903,091
Unrealized depreciation	(21,109,456)

Net unrealized depreciation	$(12,206,365)

FAS 157 Information:

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Series as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Series’ assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$28,532,973	$—
Level 2—Other Significant Observable Inputs	287,932,864	—
Level 3—Significant Unobservable Inputs	100,900	—

Total	$316,566,737	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - March 31, 2009 (unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of 12/31/08	$108,900
Realized (loss)	—
Change in unrealized appreciation (depreciation)	(8,000)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$100,900

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
May 29, 2009

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
May 29, 2009